STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.7%			Financials—19.8%
Consumer Discretionary—18.3%			Capital Markets—3.8%
Automobiles—0.6%			Intercontinental
General Motors Co.	1,666,840	$55,572,446	Exchange, Inc.	1,763,860	$145,006,931
Hotels, Restaurants & Leisure—1.8%			S&P Global, Inc.	774,448	165,638,938
Starbucks Corp.	2,148,410	163,408,065	Tradeweb Markets,
			Inc. , Cl. A	830,160	37,431,914
Household Durables—0.5%					348,077,783
DR Horton, Inc.	1,142,980	48,873,825	Commercial Banks—6.8%
Interactive Media & Services—4.2%			Danske Bank AS	2,873,197	46,833,442
Facebook, Inc. ,			JPMorgan Chase
Cl. A1	2,130,660	378,128,230	& Co.	3,796,310	402,257,008
Internet & Catalog Retail—5.0%			SunTrust Banks, Inc.	1,370,781	82,260,568
Amazon. com, Inc.[1]	192,183	341,138,278	SVB Financial
Booking Holdings,			Group[1]	396,760	79,907,464
Inc.[1]	65,420	108,349,912			611,258,482
		449,488,190	Consumer Finance—0.5%
Specialty Retail—6.2%			Capital One
Best Buy Co. , Inc.	2,475,020	155,109,503	Financial Corp.	522,280	44,848,184
Home Depot, Inc.			Diversified Financial Services—4.2%
(The)	1,120,650	212,755,402	AXA Equitable
O'Reilly Automotive,			Holdings, Inc.	9,077,934	186,551,544
Inc.[1]	328,880	122,136,166	Berkshire Hathaway,
Ulta Beauty, Inc.[1]	213,020	71,016,608	Inc. , Cl. B1	999,520	197,325,238
		561,017,679			383,876,782
Consumer Staples—7.0%			Insurance—1.5%
Beverages—0.7%			Progressive Corp.
Constellation			(The)	1,670,990	132,476,087
Brands, Inc. , Cl. A	365,440	64,481,888	Real Estate Investment Trusts (REITs)—3.0%
Household Products—3.6%			Prologis, Inc.	3,673,975	270,661,738
Church & Dwight			Health Care—15.1%
Co. , Inc.	1,724,900	128,349,809
Procter & Gamble			Biotechnology—0.8%
Co. (The)	1,958,620	201,561,584	Gilead Sciences, Inc.	1,129,050	70,283,362
		329,911,393	Health Care Equipment & Supplies—2.5%
Tobacco—2.7%			Align Technology,
Philip Morris			Inc.[1]	138,380	39,348,353
International, Inc.	3,105,238	239,507,007	Boston Scientific
			Corp.[1]	2,409,040	92,531,227
Energy—4.0%			Zimmer Biomet
Energy Equipment & Services—0.6%			Holdings, Inc.	845,140	96,286,800
Schlumberger Ltd.	1,625,740	56,396,921			228,166,380
Oil, Gas & Consumable Fuels—3.4%			Health Care Providers & Services—3.4%
Magellan			DaVita, Inc.[1]	558,850	24,265,267
Midstream Partners			Laboratory Corp. of
LP2	1,357,523	83,487,664	America Holdings[1]	249,410	40,556,560
Suncor Energy, Inc.	7,142,840	219,999,472
		303,487,136

1 INVESCO OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares		Value
Health Care Providers & Services (Continued)			Semiconductors & Semiconductor
UnitedHealth			Equipment—3.6%
Group, Inc.	1,000,097	$241,823,455	Applied Materials,
		306,645,282	Inc.	3,466,450		$134,116,951
Health Care Technology—0.5%			QUALCOMM, Inc.	2,020,250		134,993,105
Cerner Corp.[1]	614,140	42,971,376	Texas Instruments,
			Inc.	528,830		55,162,257
Life Sciences Tools & Services—1.5%						324,272,313
Agilent
Technologies, Inc.	2,034,100	136,386,405	Software—7.9%
			Microsoft Corp.	5,101,640		630,970,835
Pharmaceuticals—6.4%			ServiceNow, Inc.[1]	305,750		80,085,098
AstraZeneca plc,						711,055,933
Sponsored ADR	2,095,850	78,342,873
Elanco Animal			Technology Hardware, Storage &
Health, Inc.[1]	6,003,770	187,797,926	Peripherals—1.4%
Merck & Co. , Inc.	4,030,930	319,289,965	Apple, Inc.	279,835		48,990,713
		585,430,764	NetApp, Inc.	1,286,560		76,164,352
						125,155,065
Industrials—10.2%
Aerospace & Defense—3.2%			Materials—0.8%
Lockheed Martin			Chemicals—0.8%
Corp.	860,341	291,259,842	Ecolab, Inc.	376,660		69,339,339
Commercial Services & Supplies—2.0%			Telecommunication Services—1.8%
Cintas Corp.	283,340	62,853,312	Diversified Telecommunication Services—1.8%
Republic Services,			Verizon
Inc. , Cl. A	1,416,160	119,792,975	Communications,
		182,646,287	Inc.	3,000,420		163,072,827
Machinery—1.3%			Utilities—1.4%
Illinois Tool Works,			Electric Utilities—1.4%
Inc.	829,980	115,898,407	Duke Energy Corp.	1,508,450		129,138,404
			Total Common Stocks
Professional Services—0.3%			(Cost $7,374,834,186)			8,839,378,924
Nielsen Holdings plc	967,755	21,997,071
Road & Rail—2.4%
Union Pacific Corp.	1,310,090	218,496,810	Investment Company—2.4%
			Invesco
Trading Companies & Distributors—1.0%			Oppenheimer
Fastenal Co.	3,070,600	93,929,654	Institutional
Information Technology—19.3%			Government Money
Communications Equipment—3.3%			Market Fund, Cl.
Motorola Solutions,			IN, 1.38%[3] (Cost
Inc.	2,011,820	301,672,409	$214,439,072)	214,439,072		214,439,072

IT Services—3.1%			Total
Amdocs Ltd.	2,054,943	122,104,713	Investments,
DXC Technology Co.	912,640	43,386,906	at Value (Cost
Visa, Inc. , Cl. A	710,330	114,597,539	$7,589,273,258)	100.1%		9,053,817,996
		280,089,158	Net Other Assets
			(Liabilities)	(0.1)		(10,477,269)
			Net Assets	100.0	% $	9,043,340,727

2 INVESCO OPPENHEIMER MAIN STREET FUND

Footnotes to Statement of Investments
1. Non-income producing security.
2. Security is a Master Limited Partnership.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of May 31, 2019.

3 INVESCO OPPENHEIMER MAIN STREET FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

1. Organization
Oppenheimer Main Street Fund (the “Fund”) is a separate series of Oppenheimer Main
Street Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global
Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of
OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-
advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security

4 INVESCO OPPENHEIMER MAIN STREET FUND

3. Securities Valuation (Continued)
is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

5 INVESCO OPPENHEIMER MAIN STREET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,656,488,435	$—	$—	$ 1,656,488,435
Consumer Staples	633,900,288	—	—	633,900,288
Energy	359,884,057	—	—	359,884,057
Financials	1,744,365,614	46,833,442	—	1,791,199,056
Health Care	1,369,883,569	—	—	1,369,883,569
Industrials	924,228,071	—	—	924,228,071
Information Technology	1,742,244,878	—	—	1,742,244,878
Materials	69,339,339	—	—	69,339,339
Telecommunication Services	163,072,827	—	—	163,072,827
Utilities	129,138,404	—	—	129,138,404
Investment Company	214,439,072	—	—	214,439,072
Total Assets	$9,006,984,554	$46,833,442	$—	$ 9,053,817,996

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds.When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per
share.As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares.To the extent that the Fund invests more of its assets in one Affiliated Fund

6 INVESCO OPPENHEIMER MAIN STREET FUND

4. Investments and Risks (Continued)
than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market
(“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the
MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an
MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price.The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of

7 INVESCO OPPENHEIMER MAIN STREET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)
assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8 INVESCO OPPENHEIMER MAIN STREET FUND